SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [line items]
Disclosure of basic and diluted net profit (loss) per common share [ Table Text Block]
For the years ended
(Cdn$ thousands)	December 31, 2022	December 31, 2021	December 31, 2020

Basic
Net profit (loss)	225,100	(71,821)	53,410
Effect of Series VII cumulative preferred share dividends	(25,235)	(21,780)	(18,844)
Net profit (loss) attributable to ordinary equity holders - basic	199,865	(93,601)	34,566

Diluted
Net profit (loss)	225,100	(71,821)	53,410
Effect of Series VII cumulative preferred share dividends	(25,235)	(21,780)	(18,844)
Effect of 2020 warrant revaluation	-	-	103
Net profit (loss) attributable to ordinary equity holders - diluted	199,865	(93,601)	34,669

Disclosure of weighted average number of common shares outstanding used in calculation [Table Text Block]
For the years ended
Number of shares (000's)	December 31, 2022	December 31, 2021	December 31, 2020
Weighted average common shares outstanding, basic	391,803	391,106	391,052
Effect of convertible preferred shares	500,324	-	305,460
Effect of share options and RSUs	69,624	-	18,317
Effect of common share purchase warrants	-	-	13,746
Weighted average common shares outstanding, diluted	961,751	391,106	728,575

Common shares [Member]
Disclosure of classes of share capital [line items]
Disclosure of issued and outstanding shares [ Table Text Block]
	Number of shares (000's)	Amount (Cdn$ thousands)
Balance, December 31, 2020	391,038	583,483
Long term retention program	-	527
Exercise of restricted share units	110	265
Balance, December 31, 2021	391,148	584,275
Exercise of restricted share units	1,413	1,457
Balance, December 31, 2022	392,561	585,732

Preferred share capital [Member]
Disclosure of classes of share capital [line items]
Disclosure of issued and outstanding shares [ Table Text Block]
	Number of shares (000's)	Amount (Cdn$ thousands)
Series I preferred shares
Balance, December 31, 2022 and 2021	one share	one dollar

Series II preferred shares
Balance, December 31, 2022 and 2021	100,952	185,093

Series III preferred shares
Balance, December 31, 2022 and 2021	88,889	198,945

Series IV preferred shares
Balance, December 31, 2022 and 2021	one share	one dollar

Series VI preferred shares
Balance, December 31, 2022 and 2021	one share	one dollar

Series VII preferred shares
Balance, December 31, 2022 and 2021	33,333	95,539

Series VIII preferred shares
Balance, December 31, 2022 and 2021	one share	three dollars

Series IX preferred shares
Balance, December 31, 2020	207,700	91,577
Issued in private placement, net of share issue costs (note 12)	70,000	34,977
Balance, December 31, 2022 and 2021	277,700	126,554

Balance, December 31, 2022 and 2021	500,874	606,131